MET INVESTORS SERIES TRUST

METROPOLITAN SERIES FUND

SUPPLEMENT DATED MAY 27, 2016

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2016

Effective May 25, 2016, the fourth paragraph under the heading “Foreign Equity Depositary Receipts” in the “Investment Strategies and Risks” section is hereby replaced with the following:

Except as noted, the Funds consider Depositary Receipts to be foreign securities. The BlackRock High Yield Portfolio, ClearBridge Aggressive Growth Portfolio, Goldman Sachs Mid Cap Value Portfolio and Jennison Growth Portfolio do not consider ADRs or similar receipts and shares traded in U.S. markets to be foreign securities.

Effective May 25, 2016, the sub-section “Securities Loans” in the “Investment Strategies and Risks” section is hereby replaced with the following:

Securities Loans

As indicated in the “Investment Practices” section, certain of the Portfolios may make loans of portfolio securities. All securities loans will be made pursuant to agreements requiring the loans to be continuously secured by collateral in cash or high grade debt obligations at least equal at all times to the market value of the loaned securities. During the period of a loan, the borrower pays to the Portfolios an amount equal to any dividends or interest received on loaned securities. The Portfolios retain a portion of the interest received on investment of cash collateral, but bear the risk of loss on any collateral so invested, or receive a fee from the borrower. Lending portfolio securities involves risks of delay in recovery of the loaned securities or in some cases loss of rights in the collateral should the borrower fail financially. Additional risks include the possible decline in the value of securities acquired with cash collateral. The Portfolios may invest cash collateral in high quality instruments with short maturities, money market fund securities, repurchase agreements with respect to U.S. Government Securities and/or repurchase agreements with respect to other securities, including equity securities. Repurchase agreements with respect to equity securities typically pay higher yields than repurchase agreements with respect to U.S. Government Securities, but are subject to greater risk of loss to the Portfolio if the value of such securities declines and the counterparty defaults on its obligation to repurchase such securities.

Securities loans are made to broker-dealers or institutional investors or other persons, pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the loaned securities and marked-to-market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under a Portfolio’s securities lending program. While the securities are on loan, a Portfolio will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. A Portfolio has a right to call each loan and obtain the securities on notice equal to one standard settlement period for the loaned securities or, in connection with securities traded on foreign markets, within such longer settlement period as is customary for purchases and sales of such securities in such foreign markets. A Portfolio has the right to terminate a loan at any time. A Portfolio will generally not have the right to vote securities while they are being loaned, but its adviser or subadviser will seek to call a loan in anticipation of any vote the adviser or subadviser deems to be material to a Portfolio’s investment. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the adviser or subadviser to be of good standing and will not be made unless, in the judgment of the adviser or subadviser, the consideration to be earned from such loans would justify the risk.

Effective May 25, 2016, Elizabeth M. Forget has resigned as an Interested Trustee, Chairman of the Board of Trustees, President and Chief Executive Officer of Met Investors Series Trust and Metropolitan Series Fund (the “Trusts”). Accordingly, effective immediately, all references to Ms. Forget are hereby deleted.

Effective May 25, 2016, John Rosenthal has been appointed as an Interested Trustee to the Board of Trustees of the Trusts. Accordingly, the “Interested Trustee” table located in the sub-section “Trustees and Officers” within the section “Management of the Trusts” is hereby replaced with the following:

Name and Age	Position(s) Held with Registrants	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years(1)	Number of Port- folios in Fund Complex(2) overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Interested Trustee

John Rosenthal* (55)	Trustee	Indefinite; From May 2016 (MIST and MSF) to present	Senior Managing Director and Head of Global Portfolio Management, MetLife, Inc.	75	None

*	Mr. Rosenthal is an “interested person” of the Trusts because of his position with MetLife, Inc., the ultimate parent company of MetLife Advisers, LLC.

Effective May 25, 2016, Dawn M. Vroegop has been appointed as Chairman of the Board of Trustees of the Trusts. Accordingly, the information relating to Ms. Vroegop in the “Independent Trustees” table located in the sub-section “Trustees and Officers” within the section “Management of the Trusts” is hereby replaced with the following:

Name and Age	Position(s) Held with Registrants	Term of Office and Length of Time Served	Principal Occupation(s) During the Past 5 Years(1)	Number of Port- folios in Fund Complex(2) overseen by Trustee	Other Directorships Held by Trustee During the Past 5 Years(1)
Independent Trustees

Dawn M. Vroegop (49)	Trustee and Chairman of the Board	Indefinite; From December 2000 (MIST)/May 2009 (MSF) to present as Trustee; From May 2016 (MIST and MSF) until present as Chairman	Private Investor.	75	Trustee, Driehaus Mutual Funds.**

Effective May 25, 2016, Kristi Slavin has been appointed as President and Chief Executive Officer of the Trusts. Accordingly, the information relating to Ms. Slavin in the “Executive Officers of the Trusts” table located in the sub-section “Trustees and Officers” within the section “Management of the Trusts” is hereby replaced with the following:

Executive Officers of the Trusts

Name and Age	Position(s) Held with Registrants	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years(1)
Kristi Slavin (42)	President and Chief Executive Officer, of MIST and MSF	From May 2016 (MIST and MSF) to present	Senior Vice President, MetLife Advisers, LLC; Vice President, MetLife, Inc.; Vice President, MIST and MSF (2015-2016).

Effective May 25, 2016, the sub-section “Leadership Structure of the Trusts” within the section “Management of the Trusts” is hereby replaced with the following:

Leadership Structure of the Trusts

The Board consists of eight Trustees, seven of whom are not “interested persons” (as defined in the 1940 Act) of the Trusts (the “Independent Trustees”). The Board is responsible for the overall management of each Trust, including general supervision and review of each Trust’s investment activities. The Board, in turn, elects the officers of the Trusts who are responsible for administering the Trusts’ day-to-day operations.

The Board has appointed an Independent Trustee, Ms. Dawn M. Vroegop, to serve as Chairman of the Board. Ms. Vroegop presides at meetings of the Board and assists management in the development of the agendas for Board meetings, and she generally acts as a liaison with management with respect to questions and other matters that are raised by the Board. A portion of each regular meeting of the Board is devoted to an executive session of the Independent Trustees at which no members of management are present. At those meetings, the Independent Trustees consider a variety of matters, including those that are required by law to be considered by the Independent Trustees, and those that are scheduled to come before the full Board, including fund governance and leadership issues. Ms. Vroegop leads those meetings. The Independent Trustees, including the Chairman, are advised by independent counsel.

Based on, among other factors, each Trustee’s professional experience and skills and their relative tenures as Trustees of the Trusts, the Board of each Trust believes that having a super-majority of Independent Trustees on the Board, an Independent Chairman and an interested Trustee who provides insights based on his experience and responsibilities as an executive of MetLife, Inc., the ultimate parent company of MetLife Advisers, is appropriate and in the best interests of each Trust.

Effective May 25, 2016, the “Interested Trustee” portion of the “Compensation Paid to the Trustees of the Trusts” table located in the sub-section “Compensation of the Trustees” within the section “Management of the Trusts” is hereby replaced with the following:

Name of Person, Position	Aggregate Compensation from MIST Trust(1)	Aggregate Compensation from MSF Trust(1)	Pension or Retirement Benefits Accrued as Part of the Trusts’ Expenses	Total Compensation From Fund Complex* Paid to Trustees
Interested Trustee
John Rosenthal, Trustee	None	None	None	None

Effective May 25, 2016, the “Interested Trustee” portion of the “Share Ownership of the Trustees of the Trusts” table located in the sub-section “Trustees’ Share Ownership” within the section “Management of the Trusts” is hereby replaced with the following:

Name of Trustee	Name of Portfolio	Dollar Range of Equity Securities in the Portfolio	Aggregate Dollar Range of Equity Securities in All Portfolios Overseen by Trustees in the MetLife Funds Complex
Interested Trustee
John Rosenthal	None	None	None

Effective May 9, 2016, Ropes & Gray LLP has been appointed as counsel to the Trusts. Accordingly, all references to Sullivan & Worcester LLP are hereby replaced with Ropes & Gray LLP, and the “Legal Matters” sub-section within the section “Investment Advisory and Other Services” is hereby replaced with the following:

Legal Matters

Certain legal matters are passed on for the Trusts by Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston MA, 02199-3600.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE

REFERENCE

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